Income taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income taxes

Note 8 – Income taxes

The components of the provision for income taxes for the years ended December 31, 2013 and 2012 are as follows:

	2013	2012
Current:
Federal	$—	$—
State	—	—

	—	—

Deferred:
Federal	—	—
State	—	—

	—	—
Less valuation allowance	—	—

Income tax expense	$—	$—

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s net deferred tax assets are as follows as of December 31, 2013 and 2012:

	2013	2012
Deferred tax assets:
Net operating loss carryforwards and credits	$4,932,000	$3,474,000
Tax credits	90,000	—
Accrued expenses and other	35,500	40,900

Total deferred tax assets	5,057,500	3,514,900
Less valuation allowance	(5,057,500)	(3,514,900)

Net deferred tax assets	$—	$—

The Company has evaluated the available evidence supporting the realization of its gross deferred tax assets, including the amount and timing of future taxable income, and has determined that it is more likely than not that the deferred tax assets will not be realized. Due to such uncertainties surrounding the realization of the Company’s deferred tax assets, the Company maintains a valuation allowance of $5,057,500 against its deferred tax assets as of December 31, 2013. Realization of the deferred tax assets will be primarily dependent upon the Company’s ability to generate sufficient taxable income prior to the expiration of its net operating losses.

As of December 31 2013, the Company had net operating loss carryforwards of approximately $12,376,000 and $12,416,000 for Federal and state income tax purposes, respectively. These may be used to offset future taxable income and will begin to expire in varying amounts in 2028 to 2033. The Company also has research and development credits of approximately $77,000 and $13,000 for Federal and state income tax purposes, respectively. The Federal credits may be used to offset future taxable income and will expire in 2033. The state credits may be used to offset future taxable income, and such credits carryforward indefinitely.

The Company is subject to taxation in the U.S. and California jurisdictions. Currently, no historical years are under examination. The Company’s tax years ending December 31, 2013 and 2012 are subject to examination by the U.S. and state taxing authorities due to the carryforward of unutilized net operating losses and research and development credits.

Utilization of the Company’s net operating loss carryforwards and research and development credit carryforwards may be subject to a substantial annual limitation due to an “ownership change” that may have occurred, or that could occur in the future, as defined and required by Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”), as well as similar state provisions. These ownership changes may limit the amount of net operating loss carryforwards and research and development credit carryforwards, and other tax attributes that can be utilized annually to offset future taxable income and tax, respectively. Any limitation may result in the expiration of a portion of the net operating loss carryforwards or research and development credit carryforwards before utilization.

In general, an “ownership change” results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50% of the outstanding stock of a company by certain stockholders or public groups. The Company intends to complete a study in the future to assess whether an ownership change has occurred or whether there have been multiple ownership changes since the Company’s formation, and will complete such study before the use of any of the aforementioned attributes.

The provision for income taxes differs from the amount computed by applying the U.S. Federal statutory tax rate (34% in 2013 and 2012) to income taxes as follows:

	2013	2012
Tax benefit computed at 34%	$(1,375,300)	$(1,031,100)
State tax provision, net of Federal tax benefit	(227,400)	(170,100)
Change in valuation allowance	1,542,600	1,167,300
Other	60,100	33,900

Tax provision (benefit)	$—	—